UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: January 31
Date of reporting period: April 30, 2008

ITEM 1. SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST
LEGG MASON PARTNERS LIFESTYLE ALLOCATION 100%
LEGG MASON PARTNERS LIFESTYLE ALLOCATION 85%
LEGG MASON PARTNERS LIFESTYLE ALLOCATION 70%
LEGG MASON PARTNERS LIFESTYLE ALLOCATION 50%
LEGG MASON PARTNERS LIFESTYLE ALLOCATION 30%
LEGG MASON PARTNERS LIFESTYLE INCOME FUND
FORM N-Q
APRIL 30, 2008

Legg Mason Partners Lifestyle Allocation 100%

Schedules of Investments (unaudited)	April 30, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.7%
350,665	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$6,624,055
283,007	Legg Mason Investors Trust, Inc. — Legg Mason American Leading Cos. Trust, Institutional Class Shares	5,979,944
	Legg Mason Partners Equity Trust:
81,468	Legg Mason Partners Aggressive Growth Fund, Class I Shares *	9,297,095
629,047	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares	6,485,475
382,345	Legg Mason Partners Large Cap Growth Fund, Class I Shares *	9,382,755
313,581	Legg Mason Partners Mid Cap Core Fund, Class I Shares	6,440,952
306,090	Legg Mason Partners Small Cap Growth Fund, Class I Shares	4,973,961
148,403	Legg Mason Value Trust, Inc., Institutional Class Shares *	8,824,046
454,689	The Royce Fund — Royce Value Fund, Institutional Class Shares	5,060,685

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $68,806,415)	63,068,968

Face
Amount

SHORT-TERM INVESTMENT — 0.4%
Repurchase Agreement — 0.4%
$267,000	Interest in $1,193,117,000 joint tri-party repurchase agreement dated 4/30/08 with Greenwich Capital Markets Inc., 1.950% due 5/1/08; Proceeds at maturity- $267,014; (Fully collateralized by various U.S. government agency obligations, 2.510% to 7.250% due 11/13/08 to 9/16/13; Market value — $272,341) (Cost — $267,000)	267,000

	TOTAL INVESTMENTS — 100.1% (Cost — $69,073,415#)	63,335,968
	Liabilities in Excess of Other Assets — (0.1)%	(35,643)

	TOTAL NET ASSETS — 100.0%	$63,300,325

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Allocation 85%

Schedules of Investments (unaudited) (continued)	April 30, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.8%
3,444,310	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$65,063,023
1,438,990	Legg Mason Investors Trust, Inc. — Legg Mason American Leading Cos. Trust, Institutional Class Shares	30,405,860
	Legg Mason Partners Equity Trust:
816,797	Legg Mason Partners Aggressive Growth Fund, Class I Shares *	93,212,919
2,191,539	Legg Mason Partners Appreciation Fund, Class I Shares	32,851,162
6,081,832	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares	62,703,685
2,653,115	Legg Mason Partners Large Cap Growth Fund, Class I Shares *	65,107,452
1,607,386	Legg Mason Partners Mid Cap Core Fund, Class I Shares	33,015,715
3,122,346	Legg Mason Partners Small Cap Growth Fund, Class I Shares	50,738,127
998,400	Legg Mason Value Trust, Inc., Institutional Class Shares *	59,364,846
4,524,834	The Royce Fund — Royce Value Fund, Institutional Class Shares	50,361,398
	Western Asset Funds, Inc.:
4,254,454	Western Asset Absolute Return Portfolio, Institutional Class Shares	42,204,186
2,939,859	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	29,398,595
3,361,168	Western Asset High Yield Portfolio, Institutional Class Shares	32,636,938

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $593,375,071)	647,063,906

Face
Amount

SHORT-TERM INVESTMENT — 0.3%
Repurchase Agreement — 0.3%
$1,732,000	Interest in $1,193,117,000 joint tri-party repurchase agreement dated 4/30/08 with Greenwich Capital Markets Inc., 1.950% due 5/1/08; Proceeds at maturity — $1,732,094; (Fully collateralized by various U.S. government agency obligations, 2.510% to 7.250% due 11/13/08 to 9/16/13; Market value — $1,766,646) (Cost — $1,732,000)	1,732,000

	TOTAL INVESTMENTS — 100.1% (Cost — $595,107,071#)	648,795,906
	Liabilities in Excess of Other Assets — (0.1)%	(434,990)

	TOTAL NET ASSETS — 100.0%	$648,360,916

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Allocation 70%

Schedules of Investments (unaudited) (continued)	April 30, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.7%
2,140,033	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$40,425,230
	Legg Mason Partners Equity Trust:
453,014	Legg Mason Partners Aggressive Growth Fund, Class I Shares *	51,697,922
3,726,054	Legg Mason Partners Appreciation Fund, Class I Shares	55,853,545
3,705,713	Legg Mason Partners Fundamental Value Fund, Class I Shares	55,919,213
3,850,288	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares	39,696,467
1,365,297	Legg Mason Partners Mid Cap Core Fund, Class I Shares	28,043,198
1,737,164	Legg Mason Partners Small Cap Growth Fund, Class I Shares	28,228,910
847,685	Legg Mason Value Trust, Inc., Institutional Class Shares *	50,403,360
2,584,772	The Royce Fund — Royce Value Fund, Institutional Class Shares	28,768,509
	Western Asset Funds, Inc.:
6,248,460	Western Asset Absolute Return Portfolio, Institutional Class Shares	61,984,719
7,812,065	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	78,120,646
2,854,360	Western Asset High Yield Portfolio, Institutional Class Shares	27,715,838

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $547,591,878)	546,857,557

Face
Amount

SHORT-TERM INVESTMENT — 0.3%
Repurchase Agreement — 0.3%
$1,592,000	Interest in $1,193,117,000 joint tri-party repurchase agreement dated 4/30/08 with Greenwich Capital Markets Inc., 1.950% due 5/1/08; Proceeds at maturity- $1,592,086; (Fully collateralized by various U.S. government agency obligations, 2.510% to 7.250% due 11/13/08 to 9/16/13; Market value — $1,623,845) (Cost — $1,592,000)	1,592,000

	TOTAL INVESTMENTS — 100.0% (Cost — $549,183,878#)	548,449,557
	Liabilities in Excess of Other Assets — 0.0%	(48,247)

	TOTAL NET ASSETS — 100.0%	$548,401,310

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Allocation 50%

Schedules of Investments (unaudited) (continued)	April 30, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.5%
858,373	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$16,214,664
	Legg Mason Partners Equity Trust:
188,551	Legg Mason Partners Aggressive Growth Fund, Class I Shares *	21,517,403
1,587,518	Legg Mason Partners Appreciation Fund, Class I Shares	23,796,892
1,558,495	Legg Mason Partners Fundamental Value Fund, Class I Shares	23,517,690
1,535,315	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares	15,829,096
830,179	Legg Mason Partners Mid Cap Core Fund, Class I Shares	17,051,884
705,688	Legg Mason Partners Small Cap Growth Fund, Class I Shares	11,467,434
360,771	Legg Mason Value Trust, Inc., Institutional Class Shares *	21,451,416
1,011,242	The Royce Fund — Royce Value Fund, Institutional Class Shares	11,255,121
	Western Asset Funds, Inc.:
4,745,981	Western Asset Absolute Return Portfolio, Institutional Class Shares	47,080,130
9,597,108	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	95,971,084
2,428,664	Western Asset High Yield Portfolio, Institutional Class Shares	23,582,328

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $336,280,191)	328,735,142

Face
Amount

SHORT-TERM INVESTMENT — 0.4%
Repurchase Agreement — 0.4%
$1,409,000	Interest in $1,193,117,000 joint tri-party repurchase agreement dated 4/30/08 with Greenwich Capital Markets Inc., 1.950% due 5/1/08; Proceeds at maturity — $1,409,076; (Fully collateralized by various U.S. government agency obligations, 2.510% to 7.250% due 11/13/08 to 9/16/13; Market value — $1,437,184) (Cost — $1,409,000)	1,409,000

	TOTAL INVESTMENTS — 99.9% (Cost — $337,689,191#)	330,144,142
	Other Assets in Excess of Liabilities — 0.1%	343,204

	TOTAL NET ASSETS — 100.0%	$330,487,346

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Allocation 30%

Schedules of Investments (unaudited) (continued)	April 30, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.1%
329,923	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$6,232,237
	Legg Mason Partners Equity Trust:
377,959	Legg Mason Partners Appreciation Fund, Class I Shares	5,665,606
375,571	Legg Mason Partners Fundamental Value Fund, Class I Shares	5,667,372
193,143	Legg Mason Partners Mid Cap Core Fund, Class I Shares	3,967,154
112,485	Legg Mason Value Trust, Inc., Institutional Class Shares *	6,688,359
306,179	The Royce Fund — Royce Value Fund, Institutional Class Shares	3,407,771
	Western Asset Funds, Inc.:
1,798,889	Western Asset Absolute Return Portfolio, Institutional Class Shares	17,844,978
4,844,391	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	48,443,912
1,165,268	Western Asset High Yield Portfolio, Institutional Class Shares	11,314,757

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $112,104,464)	109,232,146

Face
Amount

SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$554,000	Interest in $1,193,117,000 joint tri-party repurchase agreement dated 4/30/08 with Greenwich Capital Markets Inc., 1.950% due 5/1/08; Proceeds at maturity- $554,030; (Fully collateralized by various U.S. government agency obligations, 2.510% to 7.250% due 11/13/08 to 9/16/13; Market value — $565,082) (Cost — $554,000)	554,000

	TOTAL INVESTMENTS — 99.6% (Cost — $112,658,464#)	109,786,146
	Other Assets in Excess of Liabilities — 0.4%	408,411

	TOTAL NET ASSETS — 100.0%	$110,194,557

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Income Fund

Schedules of Investments (unaudited) (continued)	April 30, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.5%
103,511	Legg Mason Partners Equity Trust — Legg Mason Partners Appreciation Fund, Class I Shares	$1,551,625
26,201	Legg Mason Value Trust, Inc., Institutional Class Shares *	1,557,893
	Western Asset Funds, Inc.:
620,147	Western Asset Absolute Return Portfolio, Institutional Class Shares	6,151,862
2,246,917	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	22,469,174
605,478	Western Asset High Yield Portfolio, Institutional Class Shares	5,879,191

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $39,067,298)	37,609,745

Face
Amount

SHORT-TERM INVESTMENT — 0.4%
Repurchase Agreement — 0.4%
$159,000	Interest in $1,193,117,000 joint tri-party repurchase agreement dated 4/30/08 with Greenwich Capital Markets Inc., 1.950% due 5/1/08; Proceeds at maturity- $159,009; (Fully collateralized by various U.S. government agency obligations, 2.510% to 7.250% due 11/13/08 to 9/16/13; Market value — $162,181) (Cost — $159,000)	159,000

	TOTAL INVESTMENTS — 99.9% (Cost — $39,226,298#)	37,768,745
	Other Assets in Excess of Liabilities — 0.1%	50,210

	TOTAL NET ASSETS — 100.0%	$37,818,955

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Lifestyle Allocation 100% (“Allocation 100%”), Legg Mason Partners Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Partners Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Partners Lifestyle Allocation 50% (“Allocation 50%”), Legg Mason Partners Lifestyle Allocation 30% (“Allocation 30%”), and Legg Mason Partners Lifestyle Income Fund (“Income Fund”) (collectively, the “Funds”) are separate non-diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”) as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(b) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective February 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Allocation 100%

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	4/30/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$63,335,968	—	$63,335,968	—

Notes to Schedule of Investments (unaudited) (continued)
Allocation 85%

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	4/30/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$648,795,906	—	$648,795,906	—
Allocation 70%

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	4/30/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$548,449,557	—	$548,449,557	—
Allocation 50%

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	4/30/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$330,144,142	—	$330,144,142	—
Allocation 30%

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	4/30/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$109,786,146	—	$109,786,146	—
Income Fund

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	4/30/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$37,768,745	—	$37,768,745	—
3. Investments
At April 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation/Depreciation

Allocation 100%	$262,148	$(5,999,595)	$(5,737,447)
Allocation 85%	105,134,278	(51,445,443)	53,688,835
Allocation 70%	40,077,128	(40,811,449)	(734,321)
Allocation 50%	11,886,304	(19,431,353)	(7,545,049)
Allocation 30%	2,402,119	(5,274,437)	(2,872,318)
Income Fund	235,713	(1,693,266)	(1,457,553)

Notes to Schedule of Investments (unaudited) (continued)
4. Recent Accounting Pronouncements
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statements and related disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: June 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: June 24, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: June 24, 2008